LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Disclosure of detailed information about lease obligation [Table Text Block]
	December 31,	December 31,
	2022	2021

Balance at the beginning of the year	$1,001	$1,094
Additions	344	89
Interest	64	73
Payments	(282)	(251)
Effects of movement in exchange rates	(54)	(4)
Balance at the end of the year	1,073	1,001
Less: Current portion	261	207
Non-current lease liabilities	$812	$794

Disclosure of detailed information about lease liability maturity contractual undiscounted cash flows [Table Text Block]
	December 31,	December 31,
	2022	2021

Less than one year	$337	$263
One to five years	831	637
More than five years	97	262
Total at the end of the year	$1,265	$1,162

Disclosure of detailed information about recognized in profit or loss [Table Text Block]
	Years ended
	December 31, 2022	December 31, 2021

Interest on lease liabilities	$64	$73
Expenses related to short-term leases	$567	$649